UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  [811-05037]

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7383
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  June 30, 2010

Item 1. Report to Stockholders.

COUNTERPOINT SELECT FUND

Annual Report

For the Year Ended
June 30, 2010

COUNTERPOINT SELECT FUND (CPFSX)

Review and Outlook
For the Period Ending June 30, 2010

Dear fellow investors and friends:

As we close the fiscal year ending June 30, 2010, it is with mixed feelings that we announce our intention to close The Counterpoint Select Fund as of the end of August, 2010.

Our decision stems from our desire to focus on building our private client wealth management business.

We came to realize that building and managing a public mutual Fund, although providing some complimentary benefits to our private client portfolio management efforts, would only become more challenging and time consuming going forward.

Counterpoint Select Fund Performance As of June 30, 2010

Since Inception
				3 Years	(11/30/06)
	Quarter	YTD	1 Year	(Annualized)	(Annualized)
Counterpoint
Select Fund	-16.61%	-13.73%	-3.33%	-8.69%	-5.41%
S&P 500® Index	-11.43%	-6.65%	14.43%	-9.81%	-6.19%

Net Expense Ratio: *	1.21% (with Expense Cap)
Gross Expense Ratio:	3.35% (w/o Expense Cap)

Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value will fluctuate, and when sold, may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 1-866-544-2737. The Fund imposes a 2% redemption fee on shares held less than 30 days. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

*	The Advisor has contractually agreed to reduce its fees and/or pay Fund expenses in order to limit Net Annual Operating Expenses for shares of the Fund to 1.10%. The contract’s term is indefinite and may be terminated only by the Board of Directors. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced. This ratio does not include Acquired Fund Fees and Expenses.

COUNTERPOINT SELECT FUND

The mutual fund industry is crowded and highly competitive, and the advent of Exchange Traded Funds and other new products only makes the field even moreso.  As an investment advisor, it is great to have so many investment vehicles to use for our clients to reflect our overall strategy. As a mutual fund manager, without strong short-term performance and significant marketing and distribution help, it is difficult for small funds like Counterpoint to find an audience and gain traction. Since the majority of the assets in the Fund belong to our private clients as well as ourselves, it therefore makes more sense to manage the Counterpoint Strategy on a separate account basis and to devote our time and attention to our advisory business

Portfolio Commentary:

The Counterpoint Select Fund lost 3.33% for the year ending June 30, 2010, versus a gain of 14.43% for the S&P 500 Index®.  For the three year period ending June 30, 2010, the Fund lost 8.69% on an annualized basis, versus a loss of 9.81% for the S&P500®.

Performance during the year was driven by several different factors.  During the second and third calendar quarters of 2009, the Fund, owing to its more conservative investment outlook, including the use of cash and hedges.  In addition, performance during the second quarter of 2010 significantly lagged the market because of performance of our core holdings including Teva Pharmaceutical, Qualcomm, Google, Cisco, Microsoft and Pfizer, all of which significantly underperformed the broad market index both on the upswing through mid April, and in the subsequent decline.

There has been no change in our estimation of any of these companies as attractive investments, but each one wrestled with its own demons during the quarter, whether it was regulatory reform (healthcare and financial),  a stronger dollar, margin pressure, the British Petroleum disaster, increased competition, problems dealing with the Chinese or other temporary worries.

Meanwhile, the volatility in the market remained high, with large swings and shifts in investor sentiment between sectors and between those stocks that were “working” and those that were not. Our companies, for the most part, fell in the latter camp.  We remain very confident in their longer-term prospects and see the disproportionate decline in their shares relative to the market as an opportunity to buy rather than sell.  We continue to think that in the economic and investment environment we foresee, one wants to own strong, well-capitalized, globally-oriented companies that can generate real organic growth in sales and profits.  These characteristics define our portfolio holdings.

COUNTERPOINT SELECT FUND

As we anticipated closing the Fund, and in light of our overall conservative outlook on the economy, we moved the Fund to higher cash levels. We will continue to move to cash as we approach the closing date of August 31st.

This will be our last letter for the Fund but we will continue to publish our views about the markets and economy on our firm website at www.jmkadvisors.com.

Although we are disappointed with our most recent quarterly performance, we are proud of how the Fund performed overall, especially during the 2008 and 2009 credit crisis.

On behalf of everyone at Jurika, Mills & Keifer, LLC we want to thank you for your interest, your trust in our firm and your investment the Counterpoint Select Fund. It has meant a lot to us and has been a privilege to have been able to serve you.

As always we welcome your questions and comments. They may be directed to contact@jmkadvisors.com.

Sincerely,

Jurika, Mills & Keifer, LLC

Important Disclosures

Must be preceded or accompanied by a prospectus.

Past performance is not a guarantee of future results. The Fund has experienced recent negative total returns.

Opinions expressed are those of Jurika, Mills & Keifer, LLC and are subject to change, are not guaranteed and are not recommendations to buy or sell any security.

Mutual fund investing involves risk; principal loss is possible. The Fund may concentrate its assets in fewer holdings, which may expose it to increased individual stock volatility. The Fund may invest in smaller companies that involve additional risks such as limited liquidity and greater volatility than larger companies. The Fund may invest in foreign securities which involve greater volatility and political and economic and currency risks and differences in accounting methods. The Fund may also use options and futures contracts that have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency exchange rates. The investment in options is not suitable for all investors.

The S&P 500® Index is an index of 500 large capitalization companies selected by Standard & Poor’s Corporation. One cannot invest directly in an index.

COUNTERPOINT SELECT FUND

As of June 30, 2010, the top ten holdings in the Counterpoint Select Fund were Baxter International (5.8%), Apple, Inc. (4.9%), ProShares UltraShort S&P 500 (4.9%), Teva Pharmaceutical Industries (4.7%), Merck & Co (4.6%), Google, Inc. (3.8%), Hewlett-Packard (3.4%), Wal-Mart Stores (3.1%), McDonalds Corporation (3.0%) and Microsoft (3.0%).  For a complete list of Fund holdings as of December 31, 2009 please go to www.thecounterpointfunds.com. Fund holdings and sector allocations are subject to change and are not a recommendation to buy or sell any security.

The Counterpoint Select Fund is distributed by Quasar Distributors, LLC. (8/10)

COUNTERPOINT SELECT FUND

SECTOR ALLOCATION at June 30, 2010 (Unaudited)

Sector Allocation	Percent of Net Assets

Money Market Fund	52.4%
Technology Manufacturing	11.1%
Chemical Manufacturing	9.3%
Information	6.8%
Diversified Manufacturing	5.8%
Investment Company	5.0%
Retail Trade	3.1%
Accommodation & Food Services	3.0%
Mining, Oil & Gas Extraction	3.0%
Finance & Insurance	0.6%
Liabilities in Excess of Other Assets	(0.1)%
Total	100.0%

EXPENSE EXAMPLE For the Period Ended June 30, 2010 (Unaudited)

As a shareholder of the Counterpoint Select Fund (the “Fund”), you incur two types of costs: (1) transaction costs and redemption fees; and (2) ongoing costs, including investment advisory fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/10 - 6/30/10).

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently, a $15.00 fee is charged by the Fund’s transfer agent.  You will be charged a redemption fee equal to 2% of the net amount of the redemption if you redeem your shares less than 30 days after you purchase them.  An Individual Retirement Account (“IRA”) will be charged a $15.00 annual maintenance fee.  To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds may vary.  These expenses

COUNTERPOINT SELECT FUND

EXPENSE EXAMPLE For the Period Ended June 30, 2010 (Unaudited) (Continued)

are not included in the example below.  The example below includes, but is not limited to, investment advisory fees, shareholder servicing fees, fund accounting, custody and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in the example, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	1/1/10	6/30/10	1/1/10 – 6/30/10*
Actual	$1,000	$ 863	$5.08
Hypothetical (5% return
before expenses)	$1,000	$1,019	$5.51

*
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.10% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

COUNTERPOINT SELECT FUND

Counterpoint Select Fund Value of $10,000 vs S&P 500® Index

Average Annual Total Returns
Year Ended June 30, 2010
			Since Inception
	1 Year	3 Year	(11/30/2006)
Counterpoint Select Fund	(3.33)%	(8.69)%	(5.41)%
S&P 500® Index	14.43%	(9.81)%	(6.19)%

This chart illustrates the performance of a hypothetical $10,000 investment made on November 30, 2006 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains and dividends.

COUNTERPOINT SELECT FUND

SCHEDULE OF INVESTMENTS at June 30, 2010

Shares		Value
COMMON STOCKS: 42.1%
Chemical Manufacturing: 9.3%
10,000	Merck & Co., Inc.	$349,700
7,000	Teva Pharmaceutical
	Industries Ltd. - ADR	363,930
		713,630
Computer & Electronic
Products: 11.1%
1,500	Apple, Inc. (a)	377,295
10,000	Cisco Systems, Inc. (a)	213,100
6,000	Hewlett-Packard Co.	259,680
		850,075
Food Services: 3.0%
3,500	McDonald’s Corp.	230,545
General Merchandise Stores: 3.1%
5,000	Wal-Mart Stores, Inc.	240,350
Health Products: 5.8%
11,000	Baxter International, Inc.	447,040
Information Services: 3.8%
650	Google, Inc. (a)	289,217
Oil & Gas Products: 3.0%
4,000	Exxon Mobil Corp.	228,280
Software: 3.0%
10,000	Microsoft Corp.	230,100
TOTAL COMMON STOCKS
(Cost $3,203,589)		3,229,237
INVESTMENT COMPANY: 4.9%
10,000	ProShares Ultrashort
	S&P 500 - ETF (a)	376,700
TOTAL INVESTMENT COMPANY
(Cost $347,660)		376,700

Contracts
(100 shares per contract)
CALL OPTIONS PURCHASED: 0.7%
Computer & Electronic
Products: NM
100	Cisco Systems, Inc.
	Expiration: July, 2010,
	Exercise Price: $27.00	200
200	QUALCOMM, Inc.
	Expiration: July, 2010,
	Exercise Price: $36.00	3,000
		3,200
Credit Intermediation: 0.6%
1,000	Citigroup, Inc.
	Expiration: January, 2011,
	Exercise Price: $4.00	46,000
Investment Companies: 0.1%
200	PowerShares QQQ - ETF
	Expiration: July, 2010,
	Exercise Price: $47.00	1,000
500	Industrial Select
	Sector SPDR - ETF
	Expiration: July, 2010,
	Exercise Price: $30.00	4,000
		5,000
TOTAL CALL OPTIONS PURCHASED
(Cost $221,201)		54,200

The accompanying notes are an integral part of these financial statements.

COUNTERPOINT SELECT FUND

SCHEDULE OF INVESTMENTS at June 30, 2010 (Continued)

Shares	Value
SHORT-TERM INVESTMENT: 52.4%
Money Market Fund: 52.4%
4,016,945	Fidelity Government
Portfolio - Institutional
Class, 0.039% (b)	$4,016,945
TOTAL SHORT-TERM INVESTMENT
(Cost $4,016,945)	4,016,945
TOTAL INVESTMENTS
IN SECURITIES: 100.1%
(Cost $7,789,395)	7,677,082
Liabilities in Excess of
Other Assets: (0.1)%	(6,784)
TOTAL NET ASSETS: 100.00%	7,670,298

(a)	Non-income producing security.
(b)	7-Day Yield as of June 30, 2010.
ADR	American Depository Receipt
ETF	Exchange-Traded Fund
NM	Less than 0.05%

The accompanying notes are an integral part of these financial statements.

COUNTERPOINT SELECT FUND

STATEMENT OF ASSETS AND LIABILITIES at June 30, 2010

ASSETS
Investments in securities, at value
(cost $7,789,395) (Note 2)	$7,677,082
Receivables:
Investment securities sold	63,258
Dividends and interest	7,628
Due from advisor	7,080
Prepaid expenses	22,073
Total assets	7,777,121

LIABILITIES
Payables:
Investment securities purchased	64,309
Administration fees	5,095
Custody fees	1,372
Fund accounting fees	4,484
Transfer agent fees	4,586
Chief Compliance Officer fees	1,270
Other accrued expenses	25,707
Total liabilities	106,823

NET ASSETS	$7,670,298

Net asset value, offering price and redemption price per share
($7,670,298/961,522 shares outstanding; unlimited number
of shares authorized without par value)	$7.98

COMPONENTS OF NET ASSETS
Paid-in capital	$9,910,817
Undistributed net investment income	2,438
Accumulated net realized loss on investments and options	(2,130,644)
Net unrealized depreciation on investments	(112,313)
Net assets	$7,670,298

The accompanying notes are an integral part of these financial statements.

COUNTERPOINT SELECT FUND

STATEMENT OF OPERATIONS For the Year Ended June 30, 2010

INVESTMENT INCOME
Dividends (net of $1,550 foreign withholding tax)	$112,817
Interest	963
Total investment income	113,780

EXPENSES (NOTE 3)
Investment advisory fees	76,330
Administration fees	30,000
Fund accounting fees	28,184
Transfer agent fees	25,970
Audit fees	18,852
Registration fees	17,170
Miscellaneous expenses	9,050
Chief Compliance Officer fees	7,790
Reports to shareholders	7,677
Custody fees	7,442
Legal fees	5,911
Trustee fees	4,989
Insurance expense	1,095
Total expenses	240,460
Less: fees waived	(152,079)
Net expenses	88,381
Net investment income	25,399

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND OPTIONS
Net realized loss on investments and options	(27,077)
Net realized gain on written options	5,266
Change in net unrealized depreciation on
investments and options	(356,511)
Net realized and unrealized loss
on investments and options	(378,322)
Net decrease in net assets
resulting from operations	$(352,923)

The accompanying notes are an integral part of these financial statements.

COUNTERPOINT SELECT FUND

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	June 30, 2010	June 30, 2009
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$25,399	$40,596
Net realized loss on
investments and options	(27,077)	(831,070)
Net realized gain on written options	5,266	—
Change in net unrealized appreciation
(depreciation) on investments and options	(356,511)	473,991
Net decrease in net assets
resulting from operations	(352,923)	(316,783)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(34,854)	(58,251)
From net realized gain on investments	—	—
	(34,854)	(58,251)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net
assets derived from net change
in outstanding shares (a) (b)	947,535	(348,177)
Total increase (decrease)
in net assets	559,758	(723,211)

NET ASSETS
Beginning of year	7,110,540	7,833,751
End of year	$7,670,298	$7,110,540
Undistributed net investment income	$2,438	$13,543

(a)	Summary of capital share transactions is as follows:

	Year Ended		Year Ended
	June 30, 2010		June 30, 2009
	Shares	Value	Shares	Value
Shares sold	168,635	$1,518,605	236,764	$1,835,467
Shares issued in
reinvestment of distributions	3,176	29,597	6,564	49,888
Shares redeemed	(68,292)	(600,667)	(290,454)	(2,233,532)
Net increase (decrease)	103,519	$947,535	(47,126)	$(348,177)

(b)	Net of redemption fees of $0 and $600, respectively.

The accompanying notes are an integral part of these financial statements.

COUNTERPOINT SELECT FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding for the year/period

				Period Ended
	Year Ended June 30,			June 30,
	2010	2009	2008	2007*
Net asset value,
beginning of year/period	$8.29	$8.65	$10.74	$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income	0.03	0.05	0.06	0.04
Net realized and unrealized
gain (loss) on investments	(0.30)	(0.35)	(2.04)	0.72
Total from
investment operations	(0.27)	(0.30)	(1.98)	0.76

LESS DISTRIBUTIONS
From net investment income	(0.04)	(0.06)	(0.05)	(0.02)
From net realized gain	—	—	(0.07)	—
Paid-in capital from
redemption fees (Note 2)	—	— **	0.01	—
Net asset value,
end of year/period	$7.98	$8.29	$8.65	$10.74
Total return	(3.33)%	(3.36)%	(18.52)%	7.64	%^

RATIO/SUPPLEMENTAL DATA
Net assets, end of
year/period (millions)	$7.7	$7.1	$7.8	$6.5

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived and
expenses absorbed	2.99%	3.24%	2.78%	5.50	%+
After fees waived and
expenses absorbed	1.10%	1.10%	1.10%	1.10	%+

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS
Before fees waived and
expenses absorbed	(1.57)%	(1.53)%	(1.02)%	(3.67	)%+
After fees waived and
expenses absorbed	0.32%	0.61%	0.66%	0.73	%+
Portfolio turnover rate	158%	580%	221%	8	%^

*	Fund commenced operations on November 30, 2006.
**	Less than $0.01 per share.
+	Annualized.
^	Not annualized.

The accompanying notes are an integral part of these financial statements.

COUNTERPOINT SELECT FUND

NOTES TO FINANCIAL STATEMENTS June 30, 2010

NOTE 1 – ORGANIZATION

Counterpoint Select Fund (the “Fund”) is a series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company.  The Fund commenced operations on November 30, 2006.

The investment objective of the Fund is to seek long-term capital appreciation by investing in a limited number of companies that the advisor believes to be undervalued relative to their inherent quality and potential.  The Fund seeks to achieve its objective primarily by making equity investments in a limited number of mid- to large-capitalization U.S. public companies.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Short-term securities that have maturities of less than 60 days, at time of purchase, are valued at amortized cost, which when combined with accrued interest, approximates market value.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day composite option pricing

COUNTERPOINT SELECT FUND

NOTES TO FINANCIAL STATEMENTS June 30, 2010 (Continued)

calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees.  Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of June 30, 2010, the Fund did not hold fair valued securities.

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 –
Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 –
Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

COUNTERPOINT SELECT FUND

NOTES TO FINANCIAL STATEMENTS June 30, 2010 (Continued)

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2010:

	Level 1	Level 2	Level 3	Total
Common Stocks^	$3,229,237	$—	$—	$3,229,237
Investment Company	376,700	—	—	376,700
Short-Term Investment	4,016,945	—	—	4,016,945
Call Options Purchased^	54,200	—	—	54,200
Total Investments in Securities	$7,677,082	$—	$—	$7,677,082

^  See schedule of investments for industry breakout.

The Fund has adopted enhanced disclosure regarding derivatives and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Fund makes investments in equity contracts as a substitute for a comparable market position in an underlying security or market segment, in an attempt to hedge or limit the exposure of the Fund’s position, to create a synthetic money market position for certain tax-related purposes and to effect closing transactions.  As of the year ended June 30, 2010, the Fund has 0.7% of net assets invested in equity contracts.

Balance Sheet
Fair values of Derivative Instruments as of June 30, 2010:
	Asset Derivatives as of		Liability Derivatives as of
	June 30, 2010		June 30, 2010
Derivative	Balance Sheet	Fair	Balance Sheet	Fair
Instruments	Location	Value	Location	Value
Equity Contracts	Investments in
	securities, at value	$54,200	None	$—
Total		$54,200		$—

COUNTERPOINT SELECT FUND

NOTES TO FINANCIAL STATEMENTS June 30, 2010 (Continued)

Statement of Operations

The effect of Derivative Instruments on the Statement of Operations for the year ended June 30, 2010:

Change in
Unrealized
	Location of	Realized	Appreciation
	Gain (Loss)	Gain (Loss)	(Depreciation)
	on Derivatives	on Derivatives	on Derivatives
Derivative	Recognized	Recognized	Recognized
Instruments	in Income	in Income	in Income
Equity Contracts	Realized and	$(661,357)	$(22,284)
Unrealized
Gain (Loss) on
Investments
and Options

B.
Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. At June 30, 2010, the fund deferred, on a tax basis, post-October losses of $82,246.  At June 30, 2010, the Fund had capital loss carryforwards available for federal income tax purposes of $2,044,709, of which $1,697,758 will expire in 2017 and $346,951 will expire in 2018, to offset future gains.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax position, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on

COUNTERPOINT SELECT FUND

NOTES TO FINANCIAL STATEMENTS June 30, 2010 (Continued)

returns filed for open tax years (2007-2009), or expected to be taken in the Fund’s 2010 tax returns. The Fund identifies their major tax jurisdictions as U.S. Federal and Massachusetts State; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Security Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a specific identification basis.  Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

D.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Fund normally are declared and paid on an annual basis.  Distributions are recorded on the ex-dividend date.

E.
Options Contracts.  The Fund may purchase call options on securities and indices.  As the holder of a call option, the Fund has the right to purchase the underlying security at the exercise price at any time until the expiration date.  The Fund may enter into closing sale transactions with respect to such options, exercise such options or permit such options to expire.  If an option expires on the stipulated date or if the Fund enters into a closing sale transaction, a gain or loss is realized.  If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call.  The Fund may write (sell) call options on securities and indices.  When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to reflect the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has

COUNTERPOINT SELECT FUND

NOTES TO FINANCIAL STATEMENTS June 30, 2010 (Continued)

realized a gain or loss. The Fund, as writers of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

F.
Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

G.
Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.  The Fund charges a 2.00% redemption fee on shares held less than 30 days.  This fee is deducted from the redemption proceeds otherwise payable to the shareholder.  The Fund retains the fee charged as paid-in-capital and such fees become part of the Fund’s daily NAV calculation.

H
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

I.
Reclassification of Capital Accounts. Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net assets per value per share.  For the year ended June 30, 2010, the undistributed net investment income was decreased $1,560, accumulated net realized loss on investments and options was decreased by $1,585 and Paid-in Capital was decreased $25.  Net assets were not affected by the change.

COUNTERPOINT SELECT FUND

NOTES TO FINANCIAL STATEMENTS June 30, 2010 (Continued)

J.
Significant Ownership Position. At June 30, 2010, the Fund invested 52.4% of its total net assets in the Fidelity Government Portfolio – Institutional Class (“Fidelity Fund”).  Although it is not the Fund’s intent under its principal investment strategy to invest such a significant amount of its net assets in short-term instruments such as money market funds, the Fund may do so temporarily in response to adverse market, economic or political conditions.

The objective of the Fidelity Fund is to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the Fidelity Fund.  The Fidelity Fund normally invests at least 80% of its assets in U.S. Government securities and repurchase agreements of U.S. Government Securities.

K.
Subsequent Events. In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Board of Trustees has approved the closing of the Fund effective August 31, 2010.

L.
New Accounting Pronouncement.  In January 2010, the FASB issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” (“ASU”).  The ASU requires enhanced disclosures about a) transfers into and out of Levels 1 and 2, and b) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements.  The first disclosure is effective for the first reporting period beginning after December 15, 2009, and for interim periods within those fiscal years.  There were no significant transfers into and out of Levels 1 and 2 during the current period presented.  The second disclosure will become effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  Management is currently evaluating the impact this disclosure may have on the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Jurika, Mills & Keifer, LLC (the “Advisor”) provides the Fund with investment management services under an Investment Advisory Agreement (the “Agreement”).  Under the Agreement, the Advisor furnishes all investment advice, office space, certain administrative services, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.95% based upon the average daily net assets of the Fund.  For the year ended June 30, 2010 the Fund incurred $76,330 in advisory fees.

COUNTERPOINT SELECT FUND

NOTES TO FINANCIAL STATEMENTS June 30, 2010 (Continued)

The Advisor has contractually agreed to limit the Fund’s annual ratio of expenses to 1.10% of the Fund’s average daily net assets.  The contract’s term is indefinite and may be terminated only by the Board of Trustees.  For the year ended June 30, 2010, the Advisor waived advisory fees and paid Fund expenses totaling $152,079.

The Advisor is permitted to seek reimbursement from the Fund, subject to limitations for fees waived and/or Fund expenses it pays over the following three years after payment. At June 30, 2010, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Fund that may be reimbursed was $436,218.  The Advisor may recapture a portion of the above amount no later than the dates as stated below:

Year of Expiration	Amount
June 30, 2011	$140,987
June 30, 2012	$143,152
June 30, 2013	$152,079

The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement.  Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

U.S. Bancorp Fund Services, LLC (the “USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s Administrator (the “Administrator”) and, in that capacity, performs various administrative and accounting services for the Fund.  USBFS also serves as the Fund’s fund accountant, transfer agent, dividend disbursing agent and registrar.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund’s expense accruals.  For the year ended June 30, 2010 the Fund incurred $30,000 in administration fees. The officers of the Trust are employees of the Administrator. The Chief Compliance Officer is also an employee of the Administrator. For the year ended June 30, 2010, the Fund was allocated $7,790 of the Trust’s Chief Compliance Officer fee.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  U.S. Bank, N.A. serves as custodian (the “Custodian”) to the Fund. Both the Distributor and Custodian are affiliates of the Administrator.

COUNTERPOINT SELECT FUND

NOTES TO FINANCIAL STATEMENTS June 30, 2010 (Continued)

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the year ended June 30, 2010, the cost of purchases and the proceeds from the sale of securities, excluding short-term investments, were $10,376,157 and $13,030,946 respectively.

There were no purchases or sales of long-term U.S. Government securities for the year ended June 30, 2010.

NOTE 5 – OPTIONS WRITTEN

Transactions in call options written for the year ended June 30, 2010, were as follows:

	Number	Premium
	of Contracts	Amount
Balance at June 30, 2009	—	$—
Opened	40	5,266
Expired	(40)	(5,266)
Exercised	—	—
Closed	—	—
Balance at June 30, 2010	—	$—

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the year ended June 30, 2010 and the year ended June 30, 2009 was as follows:

	2010	2009
Distributions paid from:
Ordinary income*	$34,854	$58,251
Long-term capital gain	—	—
	$34,854	$58,251

*  Short-term capital gains are considered ordinary income for tax purposes.

COUNTERPOINT SELECT FUND

NOTES TO FINANCIAL STATEMENTS June 30, 2010 (Continued)

As of June 30, 2010, the components of the distributable earning on a tax basis were as follows:

Cost of investments**	$7,793,084
Gross tax unrealized appreciation	275,988
Gross tax unrealized depreciation	(391,990)
Net tax unrealized appreciation	(116,002)
Undistributed ordinary income	2,438
Undistributed long-term capital gain	—
Total distributable earnings	2,438
Other accumulated losses	(2,126,955)
Total accumulated losses	$(2,240,519)

**	The difference between book basis and tax basis unrealized depreciation is attributed to the tax deferral of losses on wash sales.

COUNTERPOINT SELECT FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of
Counterpoint Select Fund and
The Board of Trustees of
Professionally Managed Portfolios

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Counterpoint Select Fund, a series of Professionally Managed Portfolios, as of June 30, 2010 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period November 30, 2006 (commencement of operations) through June 30, 2007.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.   Our procedures included confirmation of securities owned as of June 30, 2010, by correspondence with the custodian and brokers.   An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Counterpoint Select Fund as of June 30, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and the period November 30, 2006 through June 30, 2007, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
August 26, 2010

COUNTERPOINT SELECT FUND

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)

The overall management of the business and affairs of the Trust is vested with its Board of Trustees (the “Board”). The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, the Administrator, Custodian and Transfer Agent. The day-to-day operations of the Trust are delegated to its officers, subject to the Fund’s investment objectives, strategies, and policies and to general supervision by the Board.  Additional information regarding the Trustees is included in the Fund’s SAI and is available without charge, upon request, by calling (866) 544-2737.

The current Trustees and executive officers of the Trust, their year of birth and positions with the Trust, term of office with the Trust and length of time served, their principal occupations for the past five years and other directorships held are set forth in the table below. Unless noted otherwise, each person has held the position listed for a minimum of five years.

		Term of		Number of
		Office		Portfolios
		and	Principal	in Fund
	Position	Length	Occupation	Complex(2)	Other
Name, Age	with the	of Time	During Past	Overseen	Directorships
and Address	Trust(1)	Served	Five Years	by Trustees	Held
Independent Trustees of the Trust
Dorothy A. Berry	Chairman	Indefinite	President, Talon	1	Trustee, PNC
(born 1943)	and	Term;	Industries, Inc.		Funds, Inc.
c/o U.S. Bancorp	Trustee	Since	(administrative,
Fund Services, LLC		May 1991.	management and
2020 E. Financial Way			business consulting);
Suite 100			formerly, Executive
Glendora, CA 91741			Vice President and
Chief Operating
Officer, Integrated
Asset Management
(investment advisor
and manager) and
formerly, President,
Value Line, Inc.
(investment advisory
and financial
publishing firm).

Wallace L. Cook	Trustee	Indefinite	Investment	1	The Dana
(born 1939)		Term;	Consultant; formerly,		Foundation;
c/o U.S. Bancorp		Since	Chief Executive		The Univ. of
Fund Services, LLC		May 1991.	Officer, Rockefeller		Virginia Law
2020 E. Financial Way			Trust Co., (prior		School Fdn.
Suite 100			thereto Senior Vice
Glendora, CA 91741			President), and
Managing Director,
Rockefeller & Co.
(Investment Manager
and Financial Advisor);
formerly, Senior
Vice President,
Norton Simon, Inc.

COUNTERPOINT SELECT FUND

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

		Term of		Number of
		Office		Portfolios
		and	Principal	in Fund
	Position	Length	Occupation	Complex(2)	Other
Name, Age	with the	of Time	During Past	Overseen	Directorships
and Address	Trust(1)	Served	Five Years	by Trustees	Held
Carl A. Froebel	Trustee	Indefinite	Former Owner,	1	None.
(born 1938)		Term;	Golf Adventures,
c/o U.S. Bancorp Fund		Since	LLC, (Vacation
Services, LLC		May 1991.	Services); formerly
2020 E. Financial Way			President and Founder,
Suite 100			National Investor
Glendora, CA 91741			Data Services, Inc.
(investment related
computer software).

Steven J. Paggioli	Trustee	Indefinite	Consultant, since	1	Independent
(born 1950)		Term;	July 2001; formerly,		Trustee, The
c/o U.S. Bancorp Fund		Since	Executive Vice		Managers
Services, LLC		May 1991.	President,		Funds,
2020 E. Financial Way			Investment Company		Managers AMG
Suite 100			Administration, LLC		Funds, Aston
Glendora, CA 91741			(mutual fund		Funds;
			administrator).		Advisory Board
Member,
Sustainable
Growth
Advisers, LP;
Independent
Director, Chase
Investment
Counsel;
formerly
Independent
Director,
Guardian
Mutual Funds.

Officers of the Trust
Robert M. Slotky	President	Indefinite	Senior Vice	Not	Not
(born 1947)		Term; Since	President, U.S.	Applicable	Applicable
c/o U.S. Bancorp Fund		August 2002.	Bancorp Fund
Services, LLC	Chief	Indefinite	Services, LLC
2020 E. Financial Way	Compliance	Term; Since	since July 2001.
Suite 100	Officer	September
Glendora, CA 91741		2004
	Anti-Money	Indefinite
	Laundering	Term; Since
	Officer	December
2005.

COUNTERPOINT SELECT FUND

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

		Term of		Number of
		Office		Portfolios
		and	Principal	in Fund
	Position	Length	Occupation	Complex(2)	Other
Name, Age	with the	of Time	During Past	Overseen	Directorships
and Address	Trust(1)	Served	Five Years	by Trustees	Held
Eric W. Falkeis	Executive	Indefinite	Senior Vice	Not	Not
(born 1973)	Vice	Term;	President and	Applicable.	Applicable.
c/o U.S. Bancorp Fund	President	Since	Chief Financial
Services, LLC		November	Officer (and other
615 East Michigan St.		2009.	positions), U.S.
Milwaukee, WI 53202			Bancorp Fund
Services, LLC
since 1997.

Patrick J. Rudnick	Treasurer	Indefinite	Vice President,	Not	Not
(born 1973)		Term;	U.S. Bancorp	Applicable.	Applicable.
c/o U.S. Bancorp Fund		Since	Fund Services,
Services, LLC		November	LLC, since 2006;
615 East Michigan St.		2009.	formerly, Manager,
Milwaukee, WI 53202			Pricewaterhouse
Coopers LLP
(1999-2006).

Elaine E. Richards	Secretary	Indefinite	Vice President	Not	Not
(born 1968)		Term;	and Legal	Applicable.	Applicable.
c/o U.S. Bancorp Fund		Since	Compliance
Services, LLC		February	Officer, U.S.
2020 E. Financial Way		2008.	Bancorp Fund
Suite 100			Services, LLC,
Glendora, CA 91741			since July 2007;
formerly, Vice
President and Senior
Counsel, Wells
Fargo Funds
Management, LLC
(2004-2007).

(1)	All Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
The Trust is comprised of numerous series managed by unaffiliated investment advisers.  The term “Fund Complex” applies to the Fund.  The Fund does not hold itself out as related to any other series within the Trust for purposes of investment and investor services, nor does it share the same investment advisor with any other series.

COUNTERPOINT SELECT FUND

NOTICE TO SHAREHOLDERS (Unaudited)

For the year ended June 30, 2010, certain dividends paid by the Counterpoint Fund may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from net investment income designated as qualified dividend income was 100%.

For corporate shareholders in the Counterpoint Fund, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended June 30, 2010 was 100%.

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 544-2737. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request, by calling (866) 544-2737. Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling (866) 544-2737.  Furthermore, you will be able to obtain the Form N-Q on the SEC’s website at www.sec.gov.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

To reduce expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (866) 544-2737 (or contact your financial institution). We will begin sending you individual copies thirty days after receiving your request.

COUNTERPOINT SELECT FUND

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•Information we receive about you on applications or other forms;
•Information you give us orally; and/or
•Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

This page is not a part of the Annual Report.

Advisor
JURIKA, MILLS & KEIFER, LLC
2101 Webster Street, Suite 1550
Oakland, California  94612

Distributor
QUASAR DISTRIBUTORS, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Custodian
U.S. BANK, N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania  19103

Legal Counsel
PAUL, HASTINGS, JANOFSKY & WALKER, LLP
Park Avenue Tower
75 E. 55th Street, Floor 15
New York, New York  10022

Counterpoint Select
Symbol – CPFSX
CUSIP – 742935364

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s President and Treasurer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that each member of the Trust’s audit committee is financially literate and independent.  Ms. Dorothy A. Berry and Messrs. Wallace L. Cook and Carl A. Froebel are each “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 6/30/2010	FYE 6/30/2009
Audit Fees	$16,500	$16,000
Audit-Related Fees	N/A	N/A
Tax Fees	$2,300	$2,200
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentages of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 6/30/2010	FYE 6/30/2009
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.  (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)

The following table indicates the non-audit fees billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 6/30/2010	FYE 6/30/2009
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.  There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees for the period.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)      /s/ Robert M. Slotky
Robert M. Slotky, President

Date     September 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Robert M. Slotky
Robert M. Slotky, President

Date     September 1, 2010

By (Signature and Title)*    /s/ Patrick J. Rudnick
Patrick J. Rudnick, Treasurer

Date     September 1, 2010

* Print the name and title of each signing officer under his or her signature.